S000055250 [Member] Expense Example, No Redemption - Multi-Manager Directional Alternative Strategies Fund - Multi-Manager Directional Alternative Strategies Fund Institutional Class	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 212
Expense Example, No Redemption, 3 Years	717
Expense Example, No Redemption, 5 Years	1,248
Expense Example, No Redemption, 10 Years	$ 2,703